Borrowings (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Borrowings
Note 5. Borrowings

	Maturities	June 30, 2025	Interest Rates	December 31, 2024	Interest Rates
Series 1 promissory notes	2025 - 2026	$425	15%	$725	12% - 15%
Related party notes	—	—	—	14,000	8% - 15.99%
Convertible debentures	2026	28,172	—%	—
Term convertible notes	2026	2,451	3.94%	—
Related party convertible notes	2025 - 2026	4,002	3.94% - 15%	—
WTI Facility	2028	20,000	13.50%	20,000	13.50%
Total Notes Payable		55,050		34,725
Less: unamortized debt discount		(9,791)		(6,446)
Less: current portion of related party notes payable		—		(14,000)
Less: current portion of related party convertible notes		(1,002)		—
Less: current portion of notes payable		(27,502)		(625)
Total Long-term Notes		$16,755		$13,654

The Company’s debt is carried on a historical cost basis net of unamortized discounts and premiums. Costs associated with acquiring debt are presented in the condensed consolidated balance sheets as a direct deduction from the carrying amount of the debt as a debt discount. Discounts on debt are amortized over the contractual life of the related debt instrument using the effective interest method (unless otherwise specified below) and are included in Interest expense, net in the condensed consolidated statements of operations and comprehensive income (loss).
The Company’s notes payable, excluding debt issuance costs, mature as follows:

Year Ending December 31,	Amount
2025 (remaining 6 months)	$13,011
2026	29,234
2027	8,244
2028	4,561
Total Debt	$55,050

Series 1 Promissory Notes
In 2018, the Company authorized the issuance and sale of unsecured promissory notes to investors up to $35,000 (the “Series 1 promissory notes”). From 2018 to 2021, the Company issued promissory notes with a total principal amount of $4,936. The notes require monthly interest payments, have an original maturity period of 36-48 months, and bear interest at 9%-12% per annum. The notes contain two term extension options, at the Company’s election, which can extend the notes’ maturity period to 60 months in total. If the Company elects its first term extension option, the note will bear interest at 12% for months 36 through 48. If the Company elects its second term extension option, the notes will bear interest at 15% for months 48 through 60.
Extensions on Series 1 promissory notes were as follows:

		Three months ended		Six months ended
	Interest Rate	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)
Principal amount of 1st extension promissory notes	12%	$—	$—	$—	$122
Principal amount of 2nd extension promissory notes	15%	$—	$—	$122	$300

Interest expense on Series 1 promissory notes was as follows:

	Three months ended		Six months ended
	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)
Interest attributable to contractual interest	$16	$44	$48	$99

Related Party Notes
The Company entered into unsecured promissory notes with two related parties, the first on August 20, 2024, for a principal amount of $10,000, and the second on August 22, 2024, for a principal amount of $2,000. The Company entered into amended and restated agreements to amend the terms of these unsecured promissory notes on October 1, 2024. As per the original agreements, the note with the first party contained a loan fee of $1,000 which was payable with the repayment of the principal amount of the note and the note with the second party contained interest at the rate of 11.50% per annum.
As per the amended note with the first party, the maturity date was extended to the earlier of (i) January 31, 2025 and (ii) the first business day following the date on which the Company has sufficient capital to be able to repay all amounts outstanding under the note and otherwise meet its expected working capital needs as determined by the Company in its reasonable discretion. The loan fee of $1,000, required under the original agreement, became due on or around the amendment date and interest will accrue at the rate of 15.99% per annum until paid. The amendment was accounted for as a troubled debt restructuring as the Company was provided a concession through a decrease in the effective interest rate. However, no gain or loss was recognized as a result.
As per the amended note with the second party, the maturity date was extended to January 31, 2025 and the interest rate was increased to 13.50% per annum. Additionally, $1,000 of the principal amount became due on or around the amendment date.
Interest expense on the related party notes was as follows:

	Three months ended		Six months ended
	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)
Total interest expense	$—	$—	$419	$—

In addition to the related party notes above, the Company also had a related party note for $1,000 through an unsecured promissory note with an additional related party dated May 2, 2024. As per the terms of the executed agreement, the principal amount became due on December 21, 2024 and interest will accrue at the rate of 8.00% per annum. Upon maturity, the Company is required to repay the outstanding principal amount of $1,000 and a loan fee equal to approximately $63.
On March 20, 2025, in connection with the issuance of Series C Preferred Stock (as defined below), the Company extinguished the outstanding amount of related party notes. The Company recognized a loss of $— and $3,538 in Loss on extinguishment of related party debt on the condensed consolidated statements of operations and comprehensive income (loss) for the three and six months ended June 30, 2025 (Successor), respectively.
WTI Facility
On October 22, 2024, the Company entered into a term loan with WTI Fund X, Inc. and WTI Fund XI, Inc., (collectively, “WTI Lenders”). The terms of the loan provides for a term loan facility in the aggregate principal amount of up to $50,000 (the “WTI Facility”). The total aggregate principal was available in three separate tranches subject to the Company meeting certain conditions. The Company received $20,000 (the “First Tranche”) on November 15, 2024. The First Tranche, principal and interest, shall be repaid over a period of 30 months in equal, monthly installments, commencing after an initial 12-month period of interest-only monthly payments, resulting in a total term of 42 months. The interest rate on the outstanding principal amounts under the WTI Facility for the three and six months ended June 30, 2025 (Successor) was 13.50%.
Borrowings under the WTI Facility will accrue interest at a rate per annum equal to the greater of (i) the “prime rate” of interest, as published by The Wall Street Journal on the date that the WTI Lenders prepare the promissory notes for the borrowings under such tranche, plus 5% and (ii) 13.50% and will amortize, after an interest-only period of twelve months in the case of the First Tranche in equal monthly installments over a period of thirty months. Obligations are secured by a lien on the majority of the assets of Innventure LLC and Innventure, Inc.
In connection with the WTI Facility, the Company issued the 2024 WTI Warrants to the WTI Lenders (as further defined and described in Note 10. Warrants). The Company accounted for each of the 2024 WTI Warrants as detachable warrants at their fair value. The fair value of the 2024 WTI Warrants was recorded as a liability and as a discount to the WTI Facility on the condensed consolidated balance sheets. The Company is amortizing the discount over the term of the WTI Facility using the straight-line method.
On March 21, 2025, in connection with the issuance of the first tranche of Convertible Debentures (as further described below) to Yorkville, the Company and Innventure LLC entered into a consent (the “Consent”) with WTI Fund X, LLC and WTI Fund XI, LLC (the “WTI Holders”) and the WTI Lenders, modifying the WTI Facility. Specifically, under the Consent, the Company and the WTI Lenders and WTI Holders agreed (i) that from and after the date that the Company receives the initial proceeds from the Convertible Debentures and until such time as such obligations have been paid in full, the Company must maintain at least $5,000 of cash on deposit; (ii) that effective on the date that the Company receives the initial proceeds from the Convertible Debentures, the 2025 WTI Warrants will become payable to the WTI Lenders and their affiliates; and (iii) to certain additional consent provisions. Such provisions from the Consent became effective on April 14, 2025 when the Company received proceeds from the Convertible Debentures. The modification of the WTI Facility was accounted for as an extinguishment of debt though the WTI Facility remains outstanding, resulting in a loss on extinguishment of $3,462 recorded on the condensed consolidated statements of operations and comprehensive income (loss) for the three and six months ended June 30, 2025 (Successor). The legal requirement to maintain at least $5,000 of cash on deposit is presented as Restricted cash on the condensed consolidated balance sheets.
Interest expense on this facility was as follows:

	Three months ended		Six months ended
	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)
Interest attributable to contractual interest	$683	$—	$1,358	$—
Interest attributable to amortization of issuance costs and discounts	348	—	856	—
Total interest expense	$1,031	$—	$2,214	$—

Convertible Debentures
On March 25, 2025, the Company entered into a securities purchase agreement (“Securities Purchase Agreement”) with Yorkville related to the issuance and sale of convertible debentures (“Convertible Debentures”) with an aggregate principal amount of up to $30,000. These Convertible Debentures are convertible into shares of Common Stock (as converted, the “Conversion Shares”). The Convertible Debentures contain certain features which qualify as embedded derivatives requiring bifurcation. Therefore, the bifurcated features are accounted for separately as a compound embedded derivative and included within Embedded derivative liability on the condensed consolidated balance sheets. The host contract, which represents the Convertible Debentures excluding the embedded derivative liability is included in Notes payable - current on the condensed consolidated balance sheets. The Company issued the aggregate principal amount of Convertible Debentures in two tranches tied to separate reporting and filing requirements.
On April 14, 2025, the Company issued the first tranche of the Convertible Debentures with a principal amount of $20,000 in accordance with the Securities Purchase Agreement. The first tranche resulted in gross proceeds to the Company of approximately $18,000, representing an original issue discount of 10% and is scheduled to be repaid in twelve monthly payments with a 5% payment premium due to the lender with each payment. Also on April 14, 2025, the Company issued two warrants (the “2025 WTI Warrants”) to purchase, at a price of $0.01 per share (subject to certain limitations and adjustment), up to an aggregate total of 495,074 shares of Common Stock, as of the date of issuance and June 30, 2025 (subject to future adjustments to the number and type of shares pursuant to the 2025 WTI Warrants), to the WTI Holders. Each of the 2025 WTI Warrants is exercisable through March 31, 2035. For further information on the 2025 WTI Warrants, refer to Note 10. Warrants.
On May 15, 2025, the Company issued the second tranche of Convertible Debentures with a principal amount of $10,000 in accordance with the Securities Purchase Agreement. The second tranche resulted in gross proceeds to the Company of approximately $9,000, representing an original issue discount of 10% and is scheduled to be repaid in eleven monthly payments with a 5% payment premium due to the lender with each payment. There is no contractual interest associated with amounts outstanding for the Convertible Debentures for the three and six months ended June 30, 2025 (Successor).
On June 4, 2025, the Company entered into an amendment to the Securities Purchase Agreement. The amendment changed the share conversion price to the lessor of: a) $10.00 per share of Common Stock, subject to downward assessment on two reset dates (October 14, 2025, and January 14, 2026) or b) the greater of (i) the average volume-weighted average price (“VWAP”) for the ten trading days prior to the two reset dates and (ii) $2.00, subject to adjustments for stock splits or combinations.
During the three and six months ended June 30, 2025 (Successor), the Company issued 473,825 shares of its Common Stock pursuant to the SEPA in payment of $2,335 of principal and $117 of payment premium of the Convertible Debentures. For further information on this conversion, see Note 11. Stockholders’ Equity. During the three and six months ended June 30, 2025 (Successor), the Company made cash payments toward the outstanding loan balance totaling $834 of principal and $42 of payment premium.
Interest expense on this facility was as follows:

	Three months ended		Six months ended
	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)	June 30, 2025 (Successor)	June 30, 2024 (Predecessor)
Interest attributable to amortization of issuance costs	1,701	—	1,701	—
Total interest expense	$1,701	$—	$1,701	$—

Term Convertible Notes
Accelsius entered into unsecured convertible notes with various other parties (the “Term Convertible Notes”) for a total principal amount of $7,750. As of June 30, 2025, $2,750 of agreements were executed and $2,450 of proceeds had been received. The Term Convertible Notes have a stated maturity date of December 31, 2026 and bear interest at the annual applicable federal rate published by the Internal Revenue Service.
The Term Convertible Notes, which are subordinated to the WTI Facility, are convertible at the option of the lenders, starting January 2, 2026, for all amounts due under the notes at the time of conversion, into Accelsius’ Series A Units at a price per unit equal to $12.175. For as long as any portion of the WTI Facility remains outstanding, the lenders will not demand payment related to this Term Convertible Notes, unless they convert the debt into equity.
The interest expense on the Term Convertible Notes was $1 for the three and six months ended June 30, 2025 (Successor).
Related Party Convertible Notes
On June 26, 2025, Accelsius entered into an unsecured Convertible Promissory Note (“CPN”) with a related party lender. The maximum principal amount under the CPN is $3,000, issuable in three equal draws, upon the request of Accelsius and subject to the related party’s sole discretion. Accelsius received the first draw amounting to $1,000 on June 27, 2025. The CPN has a stated interest rate of 15% and Accelsius is required to pay a loan fee (“Loan Fee”) of $35 upon maturity, repayment or conversion of this note.
The CPN is convertible at the option of the related party lender for all amounts due under the Convertible Note, including the Loan Fee, into either preferred units of Accelsius at a price equal to 80% of the next funding round price if Accelsius raises at least $5,000 from unaffiliated investors, or into common units of Accelsius, if no such funding round occurs before the maturity date, with unit pricing of common units determined by an independent valuation firm.
The CPN has a maturity date of December 31, 2025; is subordinated to the WTI Facility and the Convertible Debentures; and each of the WTI Lenders and Yorkville have been granted certain rights under the CPN. The CPN related party lender will not demand payment of this note, for so long as any portion of the WTI Facility or Convertible Debentures remains outstanding. Furthermore, pursuant to a Side Letter, dated June 26, 2025, by and among the Company, Innventure LLC, Accelsius and the related party, until such time as the CPN is either repaid in full or converted into equity of Accelsius, the Company will not seek repayment of any portion of that certain Loan and Security Agreement between Innventure LLC and Accelsius, dated as of March 30, 2023 (subject to certain exceptions).
Accelsius also entered into unsecured convertible notes (“Related Party Term Convertible Notes”, together with the CPN, the “Related Party Convertible Notes”) with certain investors deemed to be Related Parties (as defined in the Company’s Related Party Transactions Policy) for a total principal amount of $4,250. Proceeds of $3,000 from the Related Party Term Convertible Notes were received as of June 30, 2025. The Related Party Term Convertible Notes have a stated maturity date of December 31, 2026 and bear interest at the annual applicable federal rate published by the Internal Revenue Service.
The Related Party Term Convertible Notes, which are are subordinated to the WTI Facility, are convertible at the option of the lenders, starting January 2, 2026, for all amounts due under the notes at the time of conversion, into Accelsius’ Series A Units at a price per unit equal to $12.175. For as long as any portion of the WTI Facility remains outstanding, the Related Party Term Convertible Notes lenders will not demand payment related to the Related Party Term Convertible Notes, unless they convert the debt into equity.
The interest expense on Related Party Convertible Notes, including the amortization of the loan fee, was $3 for the three and six months ended June 30, 2025 (Successor).

Note 5. Borrowings

		Successor		Predecessor
	Maturities	December 31, 2024	Interest Rates	December 31, 2023	Interest Rates
Series 1 promissory notes	2025 - 2026	$725	12% - 15%	$1,911	9% - 15%
Related party notes	2024 - 2025	14,000	8% - 15.99%	1,000	—%
Convertible promissory notes		—		6,634	8%
WTI Facility	2028	20,000	13.50%	—
Total Notes Payable		34,725		9,545
Less: unamortized debt discount		(6,446)		(2,133)
Less: current portion of related party notes payable		(14,000)		(1,000)
Less: current portion of notes payable		(625)		(912)
Total Long-term Notes		$13,654		$5,500

The Company’s debt is carried on a historical cost basis net of unamortized discounts and premiums. Costs associated with acquiring debt are presented in the consolidated balance sheets as a direct deduction from the carrying amount of the debt as a debt discount. Discounts on debt are amortized over the contractual life of the related debt instrument using the effective interest method (unless otherwise specified below) and are included in Interest expense, net in the consolidated statements of operations and comprehensive income (loss).
The Company’s notes payable, excluding debt issuance costs, and notes payable to related parties mature as follows:

Year Ending December 31,	Amount
2025	$14,625
2026	7,295
2027	8,244
2028	4,561
Total Debt	$34,725

Series 1 Promissory Notes
In 2018, the Company authorized the issuance and sale of unsecured promissory notes to investors up to $35,000. From 2018 to 2021, the Company issued promissory notes with a total principal amount of $4,936. The notes require monthly interest payments, have an original maturity period of 36-48 months, and bear interest at 9%-12% per annum. The notes contain two term extension options, at the Company’s election, which can extend the notes’ maturity period to 60 months in total. If the Company elects its first term extension option, the note will bear interest at 12% for months 36 through 48. If the Company elects its second term extension option, the notes will bear interest at 15% for months 48 through 60.
In the event of a change of control or a portfolio company sale, the notes are required to be repaid. In the event of a default, noteholders may elect to convert notes into common units of the Company equal to two times the unpaid principal balance plus accrued but unpaid interest at the time of conversion at a pre-money valuation agreed to by a majority of the converting noteholders. If the Company is in default due to lack of payment and the noteholders do not elect repayment, notes will accrue interest at the default rate. During the first 36 months, the default interest rate is 12% and increases to 18% thereafter.
Noteholders converted their Series 1 promissory notes into Class B Preferred Units as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Principal amount	$—	$396	$1,310
Number of shares	—	40,829	135,133

The conversion rate was based on the Class B Preferred Unit issuance price of $9.6992 per unit. The noteholders elected to receive the last interest payment due and waive the prepayment fee, if applicable, in connection with the transaction. The Company accounted for the conversion of promissory notes as an extinguishment of debt, the impact of which is immaterial to the Company’s financial statements. Upon Closing of the Business Combination, the option for noteholders to convert their Series 1 promissory notes into Class B Preferred Units is no longer available.
Extensions on Series 1 promissory notes were as follow:

		Successor	Predecessor
	Interest Rate	December 31, 2024	December 31, 2023
Principal amount of 1st extension promissory notes	12%	$122	$829
Principal amount of 2nd extension promissory notes	15%	$603	$890

Interest expense on Series 1 promissory notes was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Interest attributable to contractual interest	$29	$138	$297
Interest attributable to amortization of issuance costs	—	—	32
Total interest expense	$29	$138	$329

Related Party Notes
The Company entered into unsecured promissory notes with two related parties, the first on August 20, 2024, for a principal amount of $10,000, and the second on August 22, 2024, for a principal amount of $2,000. The Company entered into amended and restated agreements to amend the terms of these unsecured promissory notes on October 1, 2024. As per the original agreements, the note with the first party contained a loan fee of $1,000 which was payable with the repayment of the principal amount of the note and the note with the second party contained interest at the rate of 11.50% per annum. The principal amounts, loan fees and accrued interest were repayable at the earlier of October 15, 2024 and the first business day following the date of consummation of the Business Combination.
As per the amended note with the first party, the maturity date was extended to the earlier of (i) January 31, 2025 and (ii) the first business day following the date on which the Company has sufficient capital to be able to repay all amounts outstanding under the note and otherwise meet its expected working capital needs as determined by the Company in its reasonable discretion. The loan fee of $1,000, required under the original agreement, became due on or around the amendment date but as of December 31, 2024 has not yet been paid and interest will accrue at the rate of 15.99% per annum until paid. The amendment was accounted for as a troubled debt restructuring as the Company was provided a concession through a decrease in the effective interest rate. However, no gain or loss was recognized as a result.
As per the amended note with the second party, the maturity date was extended to January 31, 2025 and the interest rate was increased to 13.50% per annum. Additionally, $1,000 of the principal amount became due on or around the amendment date but as of December 31, 2024 has not yet been paid.
Interest expense on the related party notes was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Total interest expense	$611	$932	$—

In addition to the related party notes above, the Company also has a related party note for $1,000 that had no stated interest or maturity at issuance. The Company formally came to terms on the related party note by executing an unsecured promissory note with the related party on May 2, 2024. As per the terms of the executed agreement, the principal amount became due on December 21, 2024 but as of December 31, 2024 has not yet been paid and interest will now accrue at the rate of 8.00% per annum. Upon maturity, the Company is required to repay the outstanding principal amount of $1,000 and a loan fee equal to approximately $63. There is no stated interest as per the terms of the executed agreement but it provides for interest at the rate of 8.00% per annum on the outstanding amount from the maturity date if the Company fails to pay any amount due on the maturity date.
Convertible Promissory Notes
The Company previously issued 8% convertible promissory notes (the “2025 Notes”) that can be converted into equity units at the later of a qualified financing event or upon maturity, which is 36-months. A qualified financing event is one or more transactions that results in gross proceeds of at least $2,000. Upon the occurrence of a qualified financing event, the 2025 Notes convert to the series of stock issued in that financing at the lesser of (a) a 20 percent discount or (b) $200 million divided by the number of fully diluted units outstanding immediately prior to the financing. This conversion option is accounted for as a derivative instrument and the fair value of such is discussed in Note 4. Fair Value.
On March 31, 2024, the 2025 Notes with a $6,000 principal balance and $755 of accrued interest were converted into 693,480 Accelsius Series A units at a conversion price of $9.74 per share. The conversion was pursuant to the occurrence of a qualified financing event. The related embedded derivative liability was extinguished in connection with the conversion, resulting in a loss on conversion of $1,119 recorded on the consolidated statements of operations and comprehensive income (loss) in the Predecessor period from January 1, 2024 through October 1, 2024.
Interest expense on the 2025 Notes was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Interest attributable to contractual interest	$—	$120	$583

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Interest attributable to amortization of implied discounts	—	231	456
Total interest expense	$—	$351	$1,039

The Company has accrued interest of $— and $634 in convertible promissory notes as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the unamortized discount was $— and $2,133, respectively.
WTI Facility
On October 22, 2024, the Company entered into a term loan with WTI Fund X, Inc. and WTI Fund XI, Inc., (collectively, “WTI Lenders”). The terms of the loan provides for a term loan facility in the aggregate principal amount of up to $50,000 (the “WTI Facility”), of which (i) up to $20,000 is made available after October 22, 2024 and through November 15, 2024 (the “First Tranche”); (ii) up to $15,000 is made available after November 1, 2024 and through November 30, 2024 (the “Second Tranche”); and (iii) up to $15,000 will be made available after December 31, 2024 and through January 31, 2025 (the “Third Tranche”) (provided that up to $7,500 of the Third Tranche will be made available until March 31, 2025), in each case, subject to the satisfaction of certain conditions, including, with respect to each of the Second Tranche and the Third Tranche, satisfaction of certain financial conditions and the WTI Lenders’ satisfaction with the Company’s forward-looking plan at such time.
Borrowings under the WTI Facility will accrue interest at a rate per annum equal to the greater of (i) the “prime rate” of interest, as published by The Wall Street Journal on the date that the WTI Lenders prepare the promissory notes for the borrowings under such tranche, plus 5% and (ii) 13.50% and will amortize, after an interest-only period of twelve months in the case of the First Tranche and six months in the case of each of the Second Tranche and the Third Tranche, in equal monthly installments over a period of thirty months. Obligations are secured by a lien on the majority of the assets of Innventure LLC and Innventure, Inc.
The Company received all $20,000 of the First Tranche on November 15, 2024. The First Tranche, principal and interest, shall be repaid over a period of 30 months in equal, monthly installments, commencing after an initial 12-month period of interest-only monthly payments, resulting in a total term of 42 months. The interest rate on the outstanding principal amounts under the WTI Facility for the Successor period ended December 31, 2024 was 13.50%.
In connection with the WTI Facility, the Company issued WTI Warrants to the WTI Lenders (as further defined and described in Note 11. Warrants). The Company accounted for each of the WTI Warrants as detachable warrants at their fair value. The fair value of the WTI Warrants was recorded as a liability and as a discount to the WTI Facility on the consolidated balance sheets. The Company is amortizing the discount over the term of the WTI Facility using the straight-line method.
On October 22, 2024, when the Company entered into the WTI Facility, the Company recognized $16,735 as a commitment fee asset on the consolidated balance sheets. On November 15, 2024, when the Company received the First Tranche in the amount of $20,000, the prorated portion of the commitment fee asset of $6,694 was reclassified to a debt issuance cost within Notes payable, net of current portion and began amortizing over the term of the First Tranche. On November 30, 2024 and December 31, 2024, management determined that the Second and Third Tranche, respectively, could not be drawn upon due to certain operational thresholds which had not been met for these Tranches. Therefore, the Company wrote off $5,021 and $5,021, respectively on these dates, to Write-off of loan commitment fee asset on the consolidated statements of operations and comprehensive income (loss) as the commitment fee asset could no longer benefit the Company in receiving debt financing capital.
Interest expense on this facility was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Interest attributable to contractual interest	$352	$—	$—
Interest attributable to amortization of issuance costs	248	—	—
Total interest expense	$600	$—	$—